Capital Stock - Schedule of Stock Option Transactions (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares) | shares	400,000	300,000	300,000
Exercised (in shares) | shares	(20,000.00)	(20,000.00)	0
Granted (in shares)	0	90,000.00	0
Outstanding, ending balance (in shares) | shares	400,000	400,000	300,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted-Average Exercise Price [Roll Forward]
Weighted average exercise price, beginning balance (in dollars per share)	$ 12.70	$ 12,780,000	$ 12.50
Weighted average exercise price, exercised (in dollars per share)	6.36	6.54	0
Weighted average exercise price, granted (in dollars per share)		10.58
Weighted average exercise price, beginning balance (in dollars per share)	$ 12.38	$ 12.70	$ 12,780,000